LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) Premises
Disclosure Of Leases [Line Items]
Number of premises | Premises	2
Lease Period	3 years
Annual Lease fee	$ 303,000
Israel [Member]
Disclosure Of Leases [Line Items]
Lease agreement monthly fee	$ 25,000
Additional extension period	five
Percentage Increase preceding lease payment amount	5.00%
Building maintenance charges	$ 8,000
Boston [Member]
Disclosure Of Leases [Line Items]
Lease agreement monthly fee	$ 24,000